Related Party Transactions - Additional Information (Detail) - FYXTech BVI [Member] - USD ($)		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Line of credit, Amount borrowed	$ 12,000,000
Line of credit, Repayment Term	24 months
Line of credit		$ 10,260,950
Line of credit, Remaining amount outstanding		$ 10,260,950